FINANCIAL EXPENSES NET (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Expenses Net [Abstract]
Income from investments	$ 32	$ 26	$ 44
Interest expense and other bank charges	(314)	(355)	(234)
Losses from hedging transactions in connection with the ratiopharm acquisition	0	0	0
Foreign Currency Transaction (Gain) Losses - net	(8)	(25)	(16)
Settlement received on auction rate securities portfolio	(109)	(32)	0
Other Than Temporary Impairment of Securities	0	0	0
Gain From Interest Rate Swap Transaction	0		53
Financial expenses-net	$ (399)	$ (386)	$ (153)